Subsequent Events (Details) - USD ($)							1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 06, 2023	Feb. 10, 2023	Feb. 01, 2023	Dec. 13, 2022	Mar. 07, 2022	Aug. 16, 2021	Oct. 24, 2023	Sep. 15, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 18, 2023	May 04, 2022
Subsequent Events (Details) [Line Items]
Repaid in convertible notes (in Dollars)									$ 109,250	$ 1,500,000
Interest rate									10.00%				1.00%
Maturity date									Apr. 24, 2024
Shares of common stock										16,050
Fair value (in Dollars)									$ 76,950
Shares issued									1,409,841
Total proceeds (in Dollars)									$ 91,016
Authorized shares									1,500,000,000	1,500,000,000
Principal amount (in Dollars)										$ 1,417,782
Convertible notes										6,946,851
Warrants cancellation shares								1,216,008
Gross proceeds (in Dollars)					$ 2,659,750			$ 796,000
Proceeds amount (in Dollars)										$ 2,364,250
Purchase Price (in Dollars)			$ 250,000	$ 750,000
Total membership Interests						21.00%
Fair value of issuances (in Dollars)										16,134,193	$ 3,258,955
Payroll taxes (in Dollars)										3,477,062
Total proceeds (in Dollars)										$ 300,000
Additional Purchase of Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage										23.00%
WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Total ownership percentage										95.00%
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Authorized shares												1,500,000,000
Consultants [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock									675,000	3,142,780
Non-Officer Employees [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards										7,512,918
Officers [Member]
Subsequent Events (Details) [Line Items]
Shares of equity awards										18,250,319
Other Ownership Interest [Member]
Subsequent Events (Details) [Line Items]
Ownership percentage										85.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share)							$ 0.001
Lowest trading price percentage							65.00%
Additional Purchase of Orbit Media, LLC [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate										5.00%
Total membership Interests										56.00%
Ownership voting percentage										85.00%
Dune, Inc. [Member]
Subsequent Events (Details) [Line Items]
Ownership voting percentage										50.00%
Additional Purchase of WHE Agency, Inc. [Member]
Subsequent Events (Details) [Line Items]
Additional interests rate										51.00%
Ownership voting percentage										50.00%
Securities Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock									2,729,522	1,562,500
Gross proceeds (in Dollars)										$ 750,000
Minority Investment in OG Collection, Inc. [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock										50,000
Purchase Price (in Dollars)										$ 250,000
February 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock		1
Aggregate warrants shares		2,161,415
Warrants term		60 months
Warrants price per share (in Dollars per share)		$ 0.77
March 2023 Warrant Exchange [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock	1
Aggregate warrants shares	1,607,050
Warrants term	60 months
Warrants price per share (in Dollars per share)	$ 0.77